Employee Benefit Plans - Fair Values Of Our Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	$ 4,149	$ 3,890	$ 3,144
U.S. (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,251	1,250
U.S. (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	803	818
U.S. (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	634	635
U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	392	307
U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	554	423
U.S. (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	105	81
U.S. (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	249	270
U.S. (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	4	6
U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	3,992	3,790
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,722	2,581	2,281
Int'l (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	378
Int'l (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	498
Int'l (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	234	246
Int'l (Pension Benefits) [Member] | Mutual Funds (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	246	282
Int'l (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	532	390
Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	123	173
Int'l (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	43
Int'l (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	346	329
Int'l (Pension Benefits) [Member] | Mutual Funds (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	130	122
Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	58	19
Int'l (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	13	8
Int'l (Pension Benefits) [Member] | Derivative [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	11	12
Int'l (Pension Benefits) [Member] | Insurance Contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	15	16
Int'l (Pension Benefits) [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	139	101
Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,716	2,574
Level 1 [Member] | U.S. (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,251	1,250
Level 1 [Member] | U.S. (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	803	818
Level 1 [Member] | U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	311	251
Level 1 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	2,365	2,319
Level 1 [Member] | Int'l (Pension Benefits) [Member] | U.S. (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	378
Level 1 [Member] | Int'l (Pension Benefits) [Member] | International (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	413	498
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Mutual Funds (Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	246	282
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	532	390
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Mutual Funds (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	130	122
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	32	9
Level 1 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,766	1,679
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	634	635
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Government (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	81	56
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	551	420
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	105	81
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	249	270
Level 2 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1,620	1,462
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Common/Collective Trusts(Equity Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	234	246
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	122	171
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Collateralized Mortgage Backed Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	43
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Common/Collective Trusts (Debt Securities) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	346	329
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Cash and Cash Equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	26	10
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Derivative [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	11	12
Level 2 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	782	768
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	3	3
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	4	6
Level 3 [Member] | U.S. (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	7	9
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	1	2
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Private Equity Funds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	13	8
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Insurance Contracts [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	15	16
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	139	101
Level 3 [Member] | Int'l (Pension Benefits) [Member] | Excluding Reconciling Items [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair Value of Option Plan Assets	$ 168	$ 127